Pensions	12 Months Ended
Dec. 31, 2012
Pensions

9. Pensions

The Company maintains defined benefit pension plans covering substantially all employees located in the United States. Benefits generally are based on compensation, length of service and age for salaried employees and on length of service for hourly employees. The Company’s policy is to fund pension plans such that sufficient assets will be available to meet future benefit requirements. The Company also sponsors defined benefit pension plans for employees in some of its international locations.

The Company also sponsors defined contribution pension plans for certain salaried and hourly U.S. employees of the Company. Participation is voluntary. The Company matches contributions of participants, up to various limits based on its profitability, in substantially all plans. In 2010, the Company began offering a new retirement plan that includes Company non-elective contributions. Non-elective and matching contributions under these plans totaled $3,324 for the five months ended May 31, 2010, $6,581 for the seven months ended December 31, 2010 and $12,565 and $12,851 for the years ended December 31, 2011 and 2012, respectively.

The following tables disclose information related to the Company’s defined benefit pension plans.

	Year Ended December 31,
	2011		2012
	U.S.	Non-U.S.	U.S.	Non-U.S.
Change in projected benefit obligation:
Projected benefit obligations at beginning of period	$286,074	$136,511	$308,132	$162,759
Service cost—employer	1,868	3,088	1,150	3,126
Interest cost	14,746	7,865	13,902	7,793
Actuarial loss	25,265	6,982	26,832	27,647
Amendments	—	—	236	—
Benefits paid	(17,426)	(7,802)	(24,577)	(7,516)
Acquisition	—	22,770	—	—
Foreign currency exchange rate effect	—	(6,339)	—	4,653
Curtailment/Settlements	(387)	(390)	—	(2,435)
Transfers	(2,188)	—	—	—
Other	180	74	80	44

Projected benefit obligations at end of period	$308,132	$162,759	$325,755	$196,071

Change in plans’ assets:
Fair value of plans’ assets at beginning of period	$195,978	$60,557	$213,927	$62,689
Actual return on plans’ assets	807	3,232	26,117	3,990
Employer contributions	34,568	8,107	31,062	9,291
Benefits paid	(17,426)	(7,802)	(24,577)	(7,516)
Foreign currency exchange rate effect	—	(1,015)	—	2,120
Settlements	—	(390)	—	(2,435)

Fair value of plans’ assets at end of period	$213,927	$62,689	$246,529	$68,139

Funded status of the plans	$(94,205)	$(100,070)	$(79,226)	$(127,932)

	Year Ended December 31,
	2011		2012
	U.S.	Non-U.S.	U.S.	Non-U.S.
Amounts recognized in the balance sheets:
Accrued liabilities (current)	$(814)	$(4,027)	$(4,218)	$(4,176)
Pension benefits (long term)	(93,391)	(98,733)	(75,008)	(126,265)
Other assets	—	2,690	—	2,509

Net amount recognized at December 31	$(94,205)	$(100,070)	$(79,226)	$(127,932)

Included in cumulative other comprehensive loss at December 31, 2012 are the following amounts that have not yet been recognized in net periodic benefit cost: unrecognized prior service costs of $249 ($223 net of tax) and unrecognized actuarial losses of $87,812 ($78,237 net of tax). The amounts included in cumulative other comprehensive loss and expected to be recognized in net periodic benefit cost during the fiscal year-ended December 31, 2013 are $21 and $2,689, respectively.

The accumulated benefit obligation for all domestic and international defined benefit pension plans was $308,050 and $155,832 at December 31, 2011 and $325,755 and $187,065 at December 31, 2012, respectively. As of December 31, 2011, the fair value of plan assets for two of the Company’s defined benefit plans exceeded the projected benefit obligation of $10,753 by $2,690. As of December 31, 2012, the fair value of plan assets for one of the Company’s defined benefit plans exceeded the projected benefit obligation of $13,171 by $2,509.

Weighted average assumptions used to determine benefit obligations at December 31, 2011 and 2012:

	2011		2012
	U.S.	Non-U.S.	U.S.	Non-U.S.
Discount rate	4.67%	4.87%	3.88%	3.59%
Rate of compensation increase	0.00%	3.25%	0.00%	3.21%

The following table provides the components of net periodic benefit cost for the five months ended May 31, 2010, the seven months ended December 31, 2010 and the years ended December 31, 2011 and 2012:

	Predecessor		Successor
	Five Months Ended May 31, 2010		Seven Months Ended December 31, 2010		Year Ended December 31,
					2011		2012
	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Service cost	$1,002	$893	$1,307	$1,426	$1,868	$3,088	$1,150	$3,126
Interest cost	6,278	2,871	8,973	4,032	14,746	7,865	13,902	7,793
Expected return on plan assets	(6,050)	(1,460)	(8,619)	(2,051)	(16,207)	(4,036)	(15,471)	(4,027)
Amortization of prior service cost and recognized actuarial loss	1,467	70	—	—	19	40	496	377
Curtailment (gain) settlement	—	—	—	(3,405)	(387)	50	80	473
Other	—	—	—	28	180	—	—	—

Net periodic benefit cost	$2,697	$2,374	$1,661	$30	$219	$7,007	$157	$7,742

The following table provides weighted average assumptions used to determine net periodic benefit costs for the five months ended May 31, 2010, the seven months ended December 31, 2010 and the years ended December 31, 2011 and 2012:

	Predecessor		Successor
	Five Months Ended May 31, 2010		Seven Months Ended December 31, 2010		Year Ended December 31,
					2011		2012
	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Discount rate	5.79%	5.36%	5.55%	5.10%	5.18%	5.30%	4.63%	5.26%
Expected return on plan assets	8.00%	6.11%	8.00%	7.29%	7.80%	7.54%	7.25%	6.62%
Rate of compensation increase	3.25%	3.50%	3.25%	3.49%	3.25%	3.77%	0.00%	3.69%

Plan Assets

To develop the expected return on assets assumption, the Company considered the historical returns and the future expectations for returns for each asset class, as well as the target asset allocation of the pension portfolio.

The weighted average asset allocations for the Company’s pension plans at December 31, 2011 and 2012 by asset category are approximately as follows:

	2011		2012
	U.S.	Non-U.S.	U.S.	Non-U.S.
Equity securities	37%	41%	36%	42%
Debt securities	25%	59%	26%	57%
Real estate	4%	0%	4%	0%
Balanced funds(1)	34%	0%	34%	0%
Cash and cash equivalents	0%	0%	0%	1%

	100%	100%	100%	100%

(1)	Invested primarily in equity, fixed income and cash instruments.

Equity security investments are structured to achieve an equal balance between growth and value stocks. The Company determines the annual rate of return on pension assets by first analyzing the composition of its asset portfolio. Historical rates of return are applied to the portfolio. This computed rate of return is reviewed by the Company’s investment advisors and actuaries. Industry comparables and other outside guidance is also considered in the annual selection of the expected rates of return on pension assets.

Investments in equity securities and debt securities are valued at fair value using a market approach and observable inputs, such as quoted market prices in active markets (Level 1 input based on the U.S. GAAP fair value hierarchy). Investments in equity securities and balanced funds in which the Company holds participation units in a fund, the Net Asset Value of which is based on the underlying assets and liabilities of the respective fund, are considered an unobservable input (Level 3 input based on the U.S. GAAP fair value hierarchy). Investments in Balanced Funds are valued at fair value using a market approach and inputs that are primarily directly or indirectly observable (Level 2 input based on the U.S. GAAP fair value hierarchy). Investments in Real Estate funds are primarily valued at Net Asset Value depending on the investment. For further information on the U.S. GAAP fair value hierarchy, see Note 21. “Fair Value of Financial Instruments.”

The following table sets forth by level, within the fair value hierarchy established by FASB ASC 820, the Company’s pension plan assets at fair value as of December 31, 2011:

	Level One	Level Two	Level Three	Total
Investments
Equity securities	$47,230	$49,768	$7,972	$104,970
Debt securities	22,769	67,244	—	90,013
Real Estate	—	8,122	—	8,122
Balanced funds	23,410	44,366	5,567	73,343
Cash and cash equivalents	168	—	—	168

Total	$93,577	$169,500	$13,539	$276,616

The following table sets forth by level, within the fair value hierarchy established by FASB ASC 820, the Company’s pension plan assets at fair value as of December 31, 2012:

	Level One	Level Two	Level Three	Total
Investments
Equity securities	$45,168	$56,128	$15,459	$116,755
Debt securities	22,718	82,295	—	105,013
Real Estate	—	9,080	—	9,080
Balanced funds	25,066	54,526	3,949	83,541
Cash and cash equivalents	279	—	—	279

Total	$93,231	$202,029	$19,408	$314,668

The following is a reconciliation for which Level 3 inputs were used in determining fair value:

Beginning balance of assets classified as Level 3 as of January 1, 2011	$11,275
Net purchases	14,351
Total losses	(2,258)
Transfer to Level 2	(9,829)

Ending balance of assets classified as Level 3 as of December 31, 2011	$13,539

Net purchases	6,417
Total gains	1,352
Transfer to Level 2	(1,900)

Ending balance of assets classified as Level 3 as of December 31, 2012	$19,408

Transfers from Level 3 to Level 2 were accounts mainly in commercial real estate and includes mortgage loans which are backed by the associated properties. It has been determined that the Company has the ability to redeem these investments at Net Asset Value as of the measurement date, therefore the investment is categorized as a Level 2 fair value measurement.

The Company estimates its benefit payments for its domestic and foreign pension plans during the next ten years to be as follows:

	U.S	Non-U.S	Total
2013	$19,272	$7,032	$26,304
2014	16,402	6,782	23,184
2015	16,981	7,463	24,444
2016	17,699	9,498	27,197
2017	17,810	10,742	28,552
2018-2022	93,997	57,236	151,233

The Company estimates it will make minimum funding cash contributions of approximately $10,400 and discretionary cash contributions of approximately $12,100 to its pension plans in 2013.